Share-Based Compensation - Schedule of Compensation Expense Recognized for Share-Based Awards (Details)		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Compensation Expense Recognized for Share-Based Awards [Line Items]
Share based compensation expense		¥ 218,332,931	$ 31,221,194	¥ 19,143,702	¥ 83,863,299
Share options [Member]
Schedule of Compensation Expense Recognized for Share-Based Awards [Line Items]
Share based compensation expense	[1]	13,017,728		19,143,702	83,863,299
Restricted Shares [Member]
Schedule of Compensation Expense Recognized for Share-Based Awards [Line Items]
Share based compensation expense	[2]	13,428,963
Warrant [Member]
Schedule of Compensation Expense Recognized for Share-Based Awards [Line Items]
Share based compensation expense	[3]	¥ 191,886,240

[1]	Share Options
[2]	Restricted shares
[3]	2025 Warrant Program